Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	TCR2 THERAPEUTICS INC.
Entity Central Index Key	0001750019
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38811
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-4152751
Entity Address, Address Line One	100 Binney Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	949-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TCRR
Security Exchange Name	NASDAQ